Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
21. Net Loss per share
Basic net loss per share and diluted net loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net ( loss ) /profit	(97,045)	2,928	14,968
Less: Net profit/(loss) attributable to non-controlling interests	128	(224)	66

Net (loss)/profit attributable to common shareholders of common shares and redeemable preferred shares	(97,173)	3,152	14,902
Redeemable Preferred Shares redemption value accretion	(26,474)	(29,118)	(32,854)
Allocation to redeemable preferred shareholders	47,934	(1,558)	(7,431)
Net loss attributable to common shareholders-Basic and diluted	(75,713)	(27,524)	(25,383)

Denominator:
Denominator for basic and diluted loss per share weighted-average common shares outstanding	445,272,000	445,272,000	452,445,068
Basic and diluted loss per share	(0.17)	(0.06)	(0.06)
The potentially dilutive securities that were not included in the calculation of above dilutive net loss per share in

the
years
presented

where their inclusion would be anti-diluted include convertible bond of 15,589,399 for the year ended December 31, 2018
, and restricted shares of

3,220,130

for the year ended
September

3
0
, 2019 on a weighted average basis.